Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies
Schedule of future lease payments under operating leases	Future lease payments under operating leases as of December 31, 2019 were as follows:

December 31, 2019
RMB in thousands
2020	93,741
2021	100,109
2022	89,399
2023	28,643
2024	357

Total future lease payments	312,249
Impact of discounting remaining lease payments	(23,298)

Total lease liabilities	288,951

Future lease payments under
leases
as of December 31, 2018 were as follows:

Operating Leases*
RMB in thousands
2019	65,400
2020	72,230
2021	73,054
2022	69,681
Beyond 2022	19,544

*	Amounts are based on ASC 840, Leases that were superseded upon the Company’s adoption of ASC 842, Leases on January 1, 2019.

Schedule of Lease Cost

For the Year Ended December 31, 2019
RMB in thousands
Cash payments for operating leases	67,535
Right-of-use assets obtained in exchange for operating lease liabilities	96,692

Schedule of net revenues disaggregated by revenue sources

	For the Year Ended December 31,
	2017	2018	2019
	RMB in thousands
Mobile game	2,058,226	2,936,331	3,597,809
Advertising	159,160	463,490	817,016
Live broadcasting and other VAS	176,443	585,643	1,641,043
E-commerce and others	74,620	143,467	722,054

Total net revenues	2,468,449	4,128,931	6,777,922

Schedule of appropriations to general reserve funds and statutory surplus funds

	For the Year Ended December 31,
	2017	2018	2019
	RMB in thousands
Appropriations to general reserve funds and statutory surplus funds	2,480	3,591	5,797